LONG-TERM LOAN - Sale and leaseback (Details) - USD ($)	1 Months Ended
	Sep. 30, 2023	Jun. 30, 2025	Feb. 28, 2025	Jan. 31, 2025
LONG-TERM LOAN
Purchase price under sale and leaseback transaction		$ 14
Nanjing Changcheng
LONG-TERM LOAN
Sale and leaseback agreement, Agreed value	$ 3,000,000
Purchase price under sale and leaseback transaction	$ 14	14
Remaining useful life of asset under sale and leaseback transaction (in years)	6 years
Quarterly payment	$ 200,000
Sale and leaseback agreement, amount outstanding		1,200,000
Baide Suzhou
LONG-TERM LOAN
Sale and leaseback agreement, Agreed value				$ 2,200,000
Purchase price under sale and leaseback transaction				$ 14
Sale leaseback transaction, Monthly payments			$ 99,574
Sale and leaseback agreement, amount outstanding		$ 1,800,000